Note 24 - Management of Capital - Schedule of Capital Mangement (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Equity	$ 101,011	$ 78,203	$ 182,874
Less: cash	(21,197)	(4,912)
Capital, total	$ 79,814	$ 73,291